U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 1.      Name and address of issuer:

         MainStay VP Series Fund, Inc.

 2.      Name of each series or class of funds for which this notice is filed:

         Bond
         Cash Management
         Capital Appreciation
         Convertible
         Government
         Growth Equity
         High Yield Corporate Bond
         Indexed Equity
         International Equity
         Total Return
         Value Portfolios

 3.      Investment Company Act File Number:  811-3833

         Securities Act File Number:  2-86082

 4.      Last day of fiscal year for which this notice is filed:

         12/31/96

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                              []

 6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

 9. Number and aggregate sale price of securities sold during the fiscal year: N/A

       (Fund sells shares exclusively to unmanaged registered separate accounts)

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         307,282,233 shares ($1,175,637,027)

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A

 12.     Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 (line (i), plus line
                  (ii), less line (iii), plus line (iv)) (if applicable):

          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

          (vii)   Fee due (line (i) or line (v) multiplied by line (vi)):

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                              []

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title):*                         /s/A. Thomas Smith III

                                                   A. Thomas Smith III
                                                   Secretary

Date:  February 20, 1997


* Please print the name and title of the signing officer below the signature.

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                           [New York Life Letterhead]



                                February 20, 1997



Board of Directors
MainStay VP Series Fund, Inc.
51 Madison Avenue
New York, New York  10010

Re:      Registration Statement No. 2-86082

Gentlemen:

     This opinion is furnished in connection with the registration of an indefinite number of shares of common stock of MainStay VP Series Fund, Inc. par value $0.01 per share, under the Securities Act of 1933 and the preparation of the Rule 24f-2 Notice pursuant to which the registration of 307,282,233 such shares issued during the year ended December 31, 1996 is made definite. Pursuant to Instruction B.5 of Form 24F-2, no fee is due for registration of these shares given they are sold exclusively to unmanaged separate accounts.

     Based upon our examination of the relevant documents contained in the MainStay VP Series Fund's registration statement, we are of the opinion that the shares sold pursuant to the MainStay VP Series Fund's prospectus are legally issued, fully paid and nonassessable. We consent to the filing of this opinion, in conjunction with the Rule 24f-2 Notice, with the Securities and Exchange Commission.

                                                    Very truly yours,

                                                    /s/A. Thomas Smith III